Income Taxes Income Taxes - MEC - Components of Net Deferred Income Tax Liability (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets and Liabilities [Line Items]
Regulatory Liabilities	$ 327	$ 332
Tax Deferred Expense, Compensation and Benefits	66	68
Derivative Contracts	29	30
Asset Retirement Obligations	214	185
Other	59	59
Total Deferred Income Tax Asset, Net	695	674
Property-related items	(3,321)	(2,945)
Regulatory Assets	(418)	(366)
Other	(17)	(25)
Total Deferred Tax Liabilities	3,756	3,336
Net Deferred Tax Liabilities	$ 3,061	$ 2,662